UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli            New York, New York          February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $72,870
                                      (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.        Form 13F File Number         Name

1.         028-11767                    Cibelli Capital Management L.L.C.

2.         028-11691                    Marathon Partners L.P.

3.         028-                         Robotti & Company Advisors, LLC

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

                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2010


COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                 TITLE                     VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP   (X1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
ACERGY S A                      SPONSORED ADR    00443E104   3,189      130,930  SH        SHARED    1, 2, 3      130,930   0    0
BALLY TECHNOLOGIES INC          COM              05874B107   1,202       28,495  SH        SHARED    1, 2, 3       28,495   0    0
COCA COLA ENTERPRISES INC NE    COM              19122T109   2,273       90,800  SH        SHARED    1, 2, 3       90,800   0    0
COCA COLA ENTERPRISES INC NE    COM              19122T109     323       12,900  SH  CALL  SHARED    1, 2          12,900   0    0
COINSTAR INC                    COM              19259P300  14,653      259,623  SH        SHARED    1, 2, 3      259,623   0    0
COINSTAR INC                    NOTE 4.000% 9/0  19259PAF9   2,430    1,500,000  PRN       SHARED    1, 2       1,500,000   0    0
CTPARTNERS EXECUTIVE SEARCH     COM              22945C105     370       23,500  SH        SHARED    1, 2          23,500   0    0
DIRECTV                         COM CL A         25490A101   1,187       29,722  SH        SHARED    1, 2, 3       29,722   0    0
DOVER MOTORSPORTS INC           COM              260174107   4,411    2,478,290  SH        SHARED    1, 2, 3    2,478,290   0    0
EXPEDIA INC DEL                 COM              30212P105     670       26,700  SH        SHARED    1, 2, 3       26,700   0    0
GEO GROUP INC                   COM              36159R103   1,517       61,532  SH        SHARED    1, 2, 3       61,532   0    0
GLOBAL POWER EQUIPMENT GRP I    COM PAR $0.01    37941P306   1,648       71,053  SH        SHARED    1, 2, 3       71,053   0    0
GOOGLE INC                      CL A             38259P508   4,179        7,035  SH        SHARED    1, 2, 3        7,035   0    0
GOOGLE INC                      CL A             38259P508   2,970        5,000  SH  CALL  SHARED    1, 2           5,000   0    0
LUMBER LIQUIDATORS HLDGS INC    COM              55003T107   3,079      123,600  SH        SHARED    1, 2, 3      123,600   0    0
MCDONALDS CORP                  COM              580135101   3,968       51,700  SH        SHARED    1, 2, 3       51,700   0    0
MICROSOFT CORP                  COM              594918104   5,702      204,300  SH        SHARED    1, 2, 3      204,300   0    0
MICROSOFT CORP                  COM              594918104   2,791      100,000  SH  CALL  SHARED    1, 2         100,000   0    0
NETFLIX INC                     COM              64110L106   1,876       10,675  SH        SHARED    1, 2, 3       10,675   0    0
PANHANDLE OIL AND GAS INC       CL A             698477106   1,326       48,343  SH        SHARED    1, 2          48,343   0    0
RENT A CTR INC NEW              COM              76009N100   1,217       37,700  SH        SHARED    1, 2, 3       37,700   0    0
SCHOOL SPECIALTY INC            COM              807863105   1,534      110,100  SH        SHARED    1, 2, 3      110,100   0    0
SPDR GOLD TRUST                 GOLD SHS         78463V107   4,104       29,588  SH        SHARED    1, 2, 3       29,588   0    0
WAL MART STORES INC             COM              931142103   3,554       65,900  SH        SHARED    1, 2, 3       65,900   0    0
WAL MART STORES INC             COM              931142103   2,697       50,000  SH  CALL  SHARED    1, 2          50,000   0    0
CONFIDENTIAL                    None             None            0            0  0         None      1, 2, 3            0   0    0

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